UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 17, 2008
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  137,396


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2132   31206  SH       SOLE       NONE     0    0       31206
Abbott Labs              COM            002824100      3967   68897  SH       SOLE       NONE     0    0       68897
Air Prod & Chemical	 COM		009158106      2441   35633  SH	      SOLE	 NONE	  0    0       35633
American Int'l Group     COM            026874107       171   51297  SH       SOLE       NONE     0    0       51297
Amgen Inc                COM            031162100       609   10271  SH       SOLE       NONE     0    0       10271
Anheuser Busch           COM            035229103      1157   17836  SH       SOLE       NONE     0    0       17836
Applied Materials Inc    COM            038222105       499   32954  SH       SOLE       NONE     0    0       32954
At&T, Inc.		 COM		00206R102	714   25565  SH	      SOLE	 NONE	  0    0       25565
Automatic Data Processi  COM            053015103      2487   58172  SH       SOLE       NONE     0    0       58172
Bank of America		 COM		060505104	314    8971  SH	      SOLE	 NONE	  0    0	8971
Berkshire Hathaway       Class B        084670207      7058    1606  SH       SOLE       NONE     0    0        1606
Berkshire Hathaway	 Class A	084670108      2220	 17  SH	      SOLE	 NONE	  0    0	  17
Branch Bank & Trust	 COM		054937107      1030   27243  SH	      SOLE	 NONE	  0    0       27243
Brookfield Asset Mgmt	 COM		112585104      1906   69453  SH	      SOLE	 NONE	  0    0       69453
Capital One Financial	 COM		14040H105      1098   21525  SH	      SOLE	 NONE	  0    0       21525
Chevron Corp	         COM            166764100      3453   41867  SH       SOLE       NONE     0    0       41867
Cisco Systems Inc	 COM		17275R102      1634   72434  SH	      SOLE       NONE     0    0       72434
Citigroup                COM            172967101      1989   96975  SH       SOLE       NONE     0    0       96975
Corning Inc              COM            219350105      1651  105552  SH       SOLE       NONE     0    0      105552
CVS Corp		 COM		126650100      3215   95521  SH	      SOLE	 NONE	  0    0       95521
Encana Corp		 COM		292505104      3139   47761  SH	      SOLE	 NONE	  0    0       47761
Exxon Mobil              COM            30231G102      4932   63513  SH       SOLE       NONE     0    0       63513
FEDEX Corp               COM            31428X106      1325   16769  SH       SOLE       NONE     0    0       16769
First Community Banc	 COM		31983A103	222    5928  SH	      SOLE	 NONE	  0    0	5928
General Electric         COM            369604103      4255  166862  SH       SOLE       NONE     0    0      166862
Goldman Sachs Group Inc	 COM		38141G104      1535   11995  SH	      SOLE	 NONE	  0    0       11995
IBM                      COM            459200101      5631   48143  SH       SOLE       NONE     0    0       48143
Insmed Inc New		 COM		457669208	 10   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2445  130520  SH       SOLE       NONE     0    0      130520
iShares Lehman Aggregate COM		464287226	825    8370  SH	      SOLE	 NONE	  0    0	8370
iShares MSCI EAFE Value	 COM		464288877      1430   28354  SH	      SOLE	 NONE	  0    0       28354
iShares Russell 2000 Ind COM		464287655      2985   43904  SH	      SOLE	 NONE	  0    0       43904
iShares Russell Midcap   COM		464287499      5884   71622  SH	      SOLE	 NONE	  0    0       71622
iShares Tr MSCI Emerging COM		464287234      1277   37358  SH	      SOLE	 NONE	  0    0       37358
iShares Trust MSCI EAFE  COM		464287465      1435   25481  SH	      SOLE	 NONE	  0    0       25481
iShares Trust Russell 20 COM		464287630      1233   18337  SH       SOLE	 NONE	  0    0       18337
ishares Trust S&P 100	 COM		464287101	781   14732  SH	      SOLE	 NONE	  0    0       14732
ITT Industries, Inc	 COM		450911102	267    4800  SH	      SOLE	 NONE	  0    0	4800
J.P. Morgan Chase & Co.  COM            46625H100      4147   88800  SH       SOLE       NONE     0    0       88800
Johnson & Johnson        COM            478160104      4851   70021  SH       SOLE       NONE     0    0       70021
Johnson Controls         COM            478366107      3753  123747  SH       SOLE       NONE     0    0      123747
Kellogg			 COM		487836108      2175   38774  SH	      SOLE	 NONE	  0    0       38774
McDonalds Corp		 COM		580135101	755   12237  SH	      SOLE	 NONE	  0    0       12237
Medtronic		 COM		585055106      2309   46086  SH	      SOLE	 NONE	  0    0       46086
Microsoft Corp           COM            594918104      3760  140876  SH       SOLE       NONE     0    0      140876
Oracle Corp              COM            68389X105      1407   69296  SH       SOLE       NONE     0    0       69296
Pepsico Inc              COM            713448108      5252   73688  SH       SOLE       NONE     0    0       73688
Pitney Bowes Inc         COM            724479100       319    9601  SH       SOLE       NONE     0    0        9601
Proctor & Gamble         COM            742718109      6028   86492  SH       SOLE       NONE     0    0       86492
Quaterra Resources 	 COM		747952109	 56   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	301    2598  SH	      SOLE	 NONE	  0    0	2598
Schlumberger		 COM		806857108      1451   18583  SH	      SOLE	 NONE     0    0       18583
Staples Inc		 COM		855030102      2422  107660  SH	      SOLE	 NONE	  0    0      107660
Sun Trust	         COM            867914103       554   12316  SH       SOLE       NONE     0    0       12316
The Travelers Companies  COM		89417E109	490   10831  SH	      SOLE	 NONE	  0    0       10831
Transocean Offshore	 COM		G90078109      1014    9236  SH	      SOLE	 NONE	  0    0	9236
United Parcel Service    Class B        911312106       756   12021  SH       SOLE       NONE     0    0       12021
US Bancorp Del Com New	 COM		902973304	341    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	568    9730  SH	      SOLE	 NONE	  0    0	9730
Vanguard Info Tech Index COM		92204A702	863   18608  SH	      SOLE	 NONE	  0    0       18608
Varian Medical Systems   COM            92220P105      4386   76764  SH       SOLE       NONE     0    0       76764
Virginia Community Bank	 COM		927786103	238    5000  SH	      SOLE	 NONE	  0    0	5000
Vulcan Materials	 COM		929160109      2175   29188  SH	      SOLE	 NONE	  0    0       29188
Walgreen Co		 COM		931422109	340   10980  SH	      SOLE	 NONE	  0    0       10980
Wells Fargo              COM            949746101      4197  111827  SH       SOLE       NONE     0    0      111827
Western Union            COM            959802109      2075   84120  SH       SOLE       NONE     0    0       84120
Zimmer Holdings Inc      COM            98956P102      1057   16367  SH       SOLE       NONE     0    0       16367
